4. Stockholders' Equity (Deficit) (Details Narrative) - USD ($)	3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2015	Mar. 31, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Class of Stock [Line Items]
Gross proceed from sale of stock						$ 3,276,310
Number of common stock issued	$ 8,049,509					3,451,310	$ 5,562,816
Stock offering costs						$ 283,900
Stock issued during period						10,867,669
Warrants issued during period						4,433,839
Proceeds from stock subscription						$ 175,000
Stock issued for services, value						366,541
Stock-based compensation	$ 501,273		$ 551,142	$ 955,214	$ 1,642,194	3,117,807	1,765,074
Beneficial conversion feature						59,379	$ 116,667
Warrants and Options
Class of Stock [Line Items]
Stock-based compensation						$ 3,117,000
Warrant exercise
Class of Stock [Line Items]
Stock issued for conversion of warrants, stock issued						500,000
Proceeds from stock conversion						$ 150,000
Warrants exercised						500,000
Stock issued from conversion of warrants						66,536
Payment of interest
Class of Stock [Line Items]
Stock converted in payment of interest, shares issued	236,842	77,143				62,791
Stock converted in payment of interest, interest value	$ 59,000	$ 27,000				$ 27,000
Private Placement
Class of Stock [Line Items]
Stock issued during period	7,400,000	1,666,667
Stock issued for services, shares	435,000	90,000
Stock issued for services, value	$ 119,000	$ 22,000
Proceeds from private placement	$ 2,220,000	$ 500,000
Consultants and Employees
Class of Stock [Line Items]
Stock issued for services, shares				525,000
Stock issued for services, value				$ 140,300
Consultant | Prepaid Services
Class of Stock [Line Items]
Stock issued for services, shares				135,000
Stock issued for services, value				$ 53,055